Goodwill and Intangible Assets (Tables)	12 Months Ended
Oct. 29, 2017
Goodwill and Intangible Assets
Schedule of changes in the carrying amount of goodwill

(in thousands)	Grocery Products	Refrigerated Foods	Jennie-O Turkey Store	Specialty Foods	International & Other	Total
Balance as of October 25, 2015	$ 322,421	$ 584,684	$ 203,214	$ 424,907	$ 164,258	$ 1,699,484
Goodwill acquired	186,379	–	–	–	–	186,379
Purchase adjustments	–	(241)	–	–	–	(241)
Goodwill sold	–	–	–	(50,134)	–	(50,134)

Impairment charge	–	–	–	(991)	–	(991)

Balance as of October 30, 2016	$ 508,800	$ 584,443	$ 203,214	$ 373,782	$ 164,258	$ 1,834,497
Goodwill acquired	–	223,082	–	–	74,060	297,142

Goodwill sold	–	(11,826)	–	–	–	(11,826)

Balance as of October 29, 2017	$ 508,800	$ 795,699	$ 203,214	$ 373,782	$ 238,318	$ 2,119,813

Schedule of gross carrying amount and accumulated amortization for definite-lived intangible assets

	October 29, 2017			October 30, 2016
	Gross		Weighted-	Gross		Weighted-
	Carrying	Accumulated	Avg Life	Carrying	Accumulated	Avg Life
(in thousands)	Amount	Amortization	(in Years)	Amount	Amortization	(in Years)
Customer lists/relationships	$ 115,940	$ (25,973)	12.3	$ 88,240	$ (20,737)	12.2
Formulas and recipes	1,950	(1,950)	10.0	1,950	(1,796)	10.0

Other intangibles	3,100	(2,044)	5.8	3,520	(1,677)	6.3

Total	$ 120,990	$ (29,967)	12.1	$ 93,710	$ (24,210)	11.9

Schedule of amortization expense
(in millions)
2017	$ 8.4
2016	8.4
2015	8.1

Schedule of estimated annual amortization expense	Estimated annual amortization expense for the five fiscal years after October 29, 2017, is as follows:
(in millions)
2018	$ 9.8
2019	9.7
2020	9.6
2021	9.7
2022	9.4

Schedule of carrying amounts for indefinite-lived intangible assets
	October 29,	October 30,
(in thousands)	2017	2016

Brands/tradenames/trademarks	$ 935,807	$ 825,774

Other intangibles	184	7,984

Total	$ 935,991	$ 833,758